Committments, Contingencies and Other Matters (Details Textual) (USD $)	9 Months Ended		12 Months Ended					12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Feb. 28, 2011	Feb. 28, 2010	Dec. 22, 2010 Settlement Of Dispute [Member]	Dec. 31, 2010 Outstanding Accounts Payable [Member]	Feb. 28, 2011 Factoring Agreement [Member]
Operating Lease Expire Term	2015
Operating Leases, Rent Expense, Net	$ 231,560	$ 116,402	$ 154,155	$ 138,357
Accrued Payroll Taxes	159,165		168,000	367,860		53,000
Product Liability Insurance Deduction	10,000
Aggregate Product Liability Retained Loss	5,000,000
Number Of Sports Nutrition To Commence Litigation	200 sports nutrition		200 sports nutrition
Loss Contingency, Settlement Agreement, Consideration				96,783
Loss Contingency, Damages Paid, Value			10,000	25,000
Loss Contingency Settlement Agreement Remaining Balance				71,783
Loss Contingency Settlement Agreement Remaining Balance Including Fees and Interest					65,930
Common Stock, shares issued	2,728,351		712,870	139,595			16,456		2,574
Common Stock, par value (in dollars per share)	$ 0.001		$ 0.001	$ 0.001			$ 40.80		$ 51.00
Common Stock Fair Value Disclosure							676,980		131,206
Gain Loss On Settlement Of Accounts Payable			65,330
Loss Contingency, Damages Sought, Value			121,500
Settlement Of Outstanding Accounts Payable Relatingto Litigation				$ 343,314				$ 333,666